Summary of significant accounting policies - Deferred Offering Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Deferred offering costs	$ 0	$ 503	$ 0